Cover Page	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	BurgerFi International, Inc.
Entity Central Index Key	0001723580
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Pre-Effective Amendment No. 1 (this Amendment”) to the Registration Statement on Form S-1 of BurgerFi International, Inc. (File No. No. 333-255667) (the “Registration Statement”) is being filed to clarify that the 38,063,901 shares being registered for resale in the Registration Statement includes (among other shares referenced in the Registration Statement) (a) 3,595,000 shares of Common Stock issuable upon the exercise of Private Warrants (as defined in the Registration Statement) and (b) 75,000 shares of Common Stock issuable upon the exercise of the warrants issuable pursuant to the exercise of the units that remain outstanding pursuant to the Unit Purchase Option initially issued to EarlyBirdCapital, Inc., all of which shares are included in the calculation of the registration fee on the cover page of the Registration Statement. Accordingly, this Amendment consists only of the facing page, this explanatory note, and the signature pages to the Registration Statement. Except as described above, no other changes have been made to the Registration Statement, and accordingly the prospectus included in Part I of the Registration Statement and all items of Part II have been omitted.